Mar-07-05 01:59pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-307 P.002/002 F-301

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05004417

Cert NYS

1-14705

NYSE

MAR 0 7 2005

March 7, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Allied Waste Industries, Inc., Series D Senior Mandatory Convertible Preferred Stock, $0.10 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 7, 2005. Tentative listing date – March 8, 2005.

Sincerely,

Paras Madho

PROCESSED
MAR 0 8 2005
THOMSON
FINANCIAL

Sc